Interest in Other Entities (Details) - Schedule of summarizes the total share of loss (profit) of investments according to the equity method - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest in Other Entities (Details) - Schedule of summarizes the total share of loss (profit) of investments according to the equity method [Line Items]
Total share of loss (profit) of investments	$ 2,659	$ 2,149
ScoutCam [Member]
Interest in Other Entities (Details) - Schedule of summarizes the total share of loss (profit) of investments according to the equity method [Line Items]
Total share of loss (profit) of investments	1,360	1,401
Automax [Member]
Interest in Other Entities (Details) - Schedule of summarizes the total share of loss (profit) of investments according to the equity method [Line Items]
Total share of loss (profit) of investments		(275)
Gix internet [Member]
Interest in Other Entities (Details) - Schedule of summarizes the total share of loss (profit) of investments according to the equity method [Line Items]
Total share of loss (profit) of investments	215	822
Parazero [Member]
Interest in Other Entities (Details) - Schedule of summarizes the total share of loss (profit) of investments according to the equity method [Line Items]
Total share of loss (profit) of investments	615
Laminera [Member]
Interest in Other Entities (Details) - Schedule of summarizes the total share of loss (profit) of investments according to the equity method [Line Items]
Total share of loss (profit) of investments	157
Polyrizon [Member]
Interest in Other Entities (Details) - Schedule of summarizes the total share of loss (profit) of investments according to the equity method [Line Items]
Total share of loss (profit) of investments	234	74
Elbit Imaging [Member]
Interest in Other Entities (Details) - Schedule of summarizes the total share of loss (profit) of investments according to the equity method [Line Items]
Total share of loss (profit) of investments	36	83
Revoltz [Member]
Interest in Other Entities (Details) - Schedule of summarizes the total share of loss (profit) of investments according to the equity method [Line Items]
Total share of loss (profit) of investments	$ 42	$ 44